License and Collaboration Agreements	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
License and Collaboration Agreements

5. License and Collaboration Agreements

Baxalta

On April 3, 2017, the Baxalta Agreement was assigned to Ipsen in connection with the completion of the sale of the Commercial Business, as discussed in Note 1, “Nature of the Business and Summary of Significant Accounting Policies.” The Company retained the rights to receive net milestone payments that may become payable pursuant to the Baxalta Agreement for the ex-U.S. development and commercialization of ONIVYDE for up to $33.0 million, which is comprised of potential payments of $18.0 million from the sale of ONIVYDE in two additional major European countries, $5.0 million related to the sale of ONIVYDE in the first major non-European, non-Asian country and $10.0 million for the first patient dosed in a pivotal clinical trial in an indication other than pancreatic cancer.

Sanofi

On September 30, 2009, the Company and Sanofi entered into a license and collaboration agreement (the “Sanofi Agreement”) for the development and commercialization of MM-121. The Sanofi Agreement became effective on November 10, 2009, and Sanofi paid the Company a nonrefundable, noncreditable upfront license fee of $60.0 million. On June 17, 2014, the Company and Sanofi agreed to terminate the Sanofi Agreement effective December 17, 2014. In connection with the agreement to terminate the Sanofi Agreement, among other things, Sanofi transferred ownership of the investigational new drug application for MM-121 back to the Company in July 2014, and the Company waived Sanofi’s obligation to reimburse the Company for MM-121 development costs incurred after the effective termination date. Following the termination of the Sanofi Agreement, the Company is not entitled to receive any additional fees, milestone payments or reimbursements from the collaboration.

The Company received total milestone payments of $25.0 million pursuant to the Sanofi Agreement. Under the Sanofi Agreement, Sanofi was responsible for all MM-121 development and manufacturing costs. Sanofi reimbursed the Company for direct costs incurred in both development and manufacturing and compensated the Company for its internal development efforts based on a full time equivalent rate.

The Company recognized cost reimbursements for MM-121 development services within the period they were incurred and billable. Billable expenses were identified during each specified budget period. In the event that total development services expense incurred and expected to be incurred during the same period exceeded the total contractually allowed billable amount for development services during that period, the Company recognized only a percentage of the development services incurred as revenue during that period.

At the inception of the collaboration, the Company determined that the license, the right to future technology, back-up compounds, participation on steering committees and manufacturing services performance obligations comprising the Sanofi Agreement represented a single unit of accounting. As the Company could not reasonably estimate its level of effort over the collaboration, the Company recognized revenue from the upfront payment, milestone payments and manufacturing services payments using the contingency-adjusted performance model over the expected development period, which was initially estimated at 12 years from the effective date of the Sanofi Agreement.

As a result of the Company and Sanofi agreeing to terminate the Sanofi Agreement, the development period was revised to end as of December 17, 2014. Accordingly, the balance of the deferred revenue remaining on April 1, 2014 was recognized prospectively on a straight-line basis over the remaining development period, ending on December 17, 2014, in accordance with current generally accepted principles on revenue recognition.

The Company recognized no revenue under the Sanofi agreement during the years ended December 31, 2016 or 2015. During the year ended December 31, 2014, the Company recognized revenue based on the following components of the Sanofi agreement:

(in thousands)	Year Ended December 31, 2014
Upfront payment	$39,306
Milestone payment	16,377
Development services	18,904
Manufacturing services and other	17,709
Total	$92,296

The Company performed development services for which revenue was recognized under the Sanofi Agreement in accordance with the specified budget period. During the year and specified budget periods ended December 31, 2013, the Company performed $10.1 million of development services in excess of recognized revenue. Of this amount, approximately $5.8 million was recognized as increased revenue in the year ended December 31, 2014 related to expenses incurred prior to December 31, 2013 upon the Company receiving budget approval for these overruns.

The Company maintained no assets or liabilities related to the Sanofi Agreement as of either December 31, 2016 or 2015.